UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Glacier Peak Capital LLC
Address:  500 108th Ave NE
          Suite 905
          Bellevue, WA 98004

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mike Boroughs
Title:    Assistant Portfolio Manager
Phone:    (425) 453-5010

Signature, Place, and Date of Signing:

      /s/ Mike Boroughs              Bellevue, WA            January 24, 2013
      -----------------              ------------            ----------------
         [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           61
                                         -----------

Form 13F Information Table Value Total:  $    82,274
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- ----------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                  TITLE OF                   VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
       NAME OF ISSUER               CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- ----------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
AMERICAN NATL INS CO          COM               028591105       3,826      56,022 SH       Sole                   56,022
APPLE INC                     COM               037833100       1,437       2,700 SH       Sole                    2,700
ARCH COAL INC                 COM               039380100         366      50,000 SH       Sole                   50,000
AVON PRODS INC                COM               054303102       2,035     141,700 SH       Sole                  141,700
BOARDWALK PIPELINE PARTNERS   UT LTD PARTNER    096627104       1,628      65,364 SH       Sole                   65,364
BRISTOL MYERS SQUIBB CO       COM               110122108         553      16,963 SH       Sole                   16,963
BUCKEYE PARTNERS L P          UNIT LTD PARTN    118230101       1,569      34,560 SH       Sole                   34,560
CENTURYLINK INC               COM               156700106       1,917      49,000 SH       Sole                   49,000
CHINAEDU CORP                 SPONS ADR         16945L107         407      70,044 SH       Sole                   70,044
CLOROX CO DEL                 COM               189054109       2,796      38,191 SH       Sole                   38,191
CNA FINL CORP                 COM               126117100         683      24,377 SH       Sole                   24,377
COWEN GROUP INC NEW           CL A              223622101       5,136   2,096,236 SH       Sole                2,096,236
DENDREON CORP                 COM               24823Q107          66      12,500 SH       Sole                   12,500
DEVON ENERGY CORP NEW         COM               25179M103       1,561      30,000 SH       Sole                   30,000
DIGITAL GENERATION INC        COM               25400B108         818      75,000 SH       Sole                   75,000
DYNAMICS RESH CORP            COM               268057106         702     120,013 SH       Sole                  120,013
ENBRIDGE ENERGY PARTNERS L P  COM               29250R106       1,184      42,450 SH       Sole                   42,450
ENERGY TRANSFER PRTNRS L P    UNIT LTD PARTN    29273R109         660      15,366 SH       Sole                   15,366
EXCO RESOURCES INC            COM               269279402         406      60,000 SH       Sole                   60,000
FIFTH THIRD BANCORP           COM               316773100         252      16,600 SH       Sole                   16,600
GDL FUND                      COM SH BEN IT     361570104       9,987     874,538 SH       Sole                  874,538
GEOEYE INC                    COM               37250W108       1,537      50,000 SH       Sole                   50,000
GLAXOSMITHKLINE PLC           SPONSORED ADR     37733W105       1,440      33,135 SH       Sole                   33,135
IMATION CORP                  COM               45245A107       2,419     517,949 SH       Sole                  517,949
INTREPID POTASH INC           COM               46121Y102         532      25,000 SH       Sole                   25,000
ISHARES MSCI BRAZIL           ETFs              464286400         336       6,000 SH       Sole                    6,000
JAPAN SMALLER CAPTLZTN FD IN  COM               47109U104         877     121,805 SH       Sole                  121,805
KANSAS CITY LIFE INS CO       COM               484836101         348       9,121 SH       Sole                    9,121
KRATOS DEFENSE & SEC SOLUTIO  COM NEW           50077B207       1,848     367,400 SH       Sole                  367,400
LEAPFROG ENTERPRISES INC      CL A              52186N106         518      60,000 SH       Sole                   60,000
LINN ENERGY LLC               UNIT LTD LIAB     536020100         881      25,000 SH       Sole                   25,000
LOEWS CORP                    COM               540424108       4,080     100,121 SH       Sole                  100,121
MAJESCO ENTERTAINMENT CO      COM NEW           560690208          36      33,918 SH       Sole                   33,918
MARKET VECTORS ETF TR         INDIA SMALL CP    57060U563         751      67,496 SH       Sole                   67,496
MARKET VECTORS ETF TR         VIETNAM ETF       57060U761         987      54,820 SH       Sole                   54,820
MARVELL TECHNOLOGY GROUP LTD  ORD               G5876H105         908     125,000 SH       Sole                  125,000
MEDTRONIC INC                 COM               585055106       1,009      24,600 SH       Sole                   24,600
MERCK & CO INC NEW            COM               58933Y105         674      16,458 SH       Sole                   16,458
MICROSOFT CORP                COM               594918104       1,410      52,775 SH       Sole                   52,775
MORGAN STANLEY CHINA A SH FD  COM               617468103       1,307      54,348 SH       Sole                   54,348
NATIONAL WESTN LIFE INS CO    CL A              638522102         929       5,892 SH       Sole                    5,892
OCCIDENTAL PETE CORP DEL      COM               674599105       1,111      14,500 SH       Sole                   14,500
ON ASSIGNMENT INC             COM               682159108         958      47,250 SH       Sole                   47,250
PEABODY ENERGY CORP           COM               704549104         239       9,000 SH       Sole                    9,000
PENN VA CORP                  COM               707882106         714     161,943 SH       Sole                  161,943
PLX TECHNOLOGY INC            COM               693417107         154      42,500 SH       Sole                   42,500
POTASH CORP SASK INC          COM               73755L107       1,021      25,100 SH       Sole                   25,100
POWERSHARES QQQ TRUST         UNIT SER 1        73935A104       1,628      25,000 SH       Sole                   25,000
PROCTER & GAMBLE CO           COM               742718109       2,037      30,000 SH       Sole                   30,000
PROSHARES TR                  PSHS ULTSH 2 0YRS 74347B201       2,379      37,500 SH       Sole                   37,500
REALNETWORKS INC              COM NEW           75605L708         402      53,128 SH       Sole                   53,128
STAPLES INC                   COM               855030102         302      26,500 SH       Sole                   26,500
SYMETRA FINL CORP             COM               87151Q106         323      24,904 SH       Sole                   24,904
TC PIPELINES LP               UT COM LTD PRT    87233Q108       1,726      42,757 SH       Sole                   42,757
TELLABS INC                   COM               879664100         443     194,096 SH       Sole                  194,096
UNISYS CORP                   COM NEW           909214306       1,335      77,146 SH       Sole                   77,146
UNITED STATES NATL GAS FUND   UNIT PAR $0.001   912318201         495      26,200 SH       Sole                   26,200
VODAFONE GROUP PLC NEW        SPONS ADR NEW     92857W209       3,871     153,690 SH       Sole                  153,690
WELLS FARGO & CO NEW          COM               949746101         273       8,000 SH       Sole                    8,000
WILLIAMS PARTNERS L P         COM UNIT L P      96950F104         817      16,800 SH       Sole                   16,800
YAHOO INC                     COM               984332106       1,230      61,800 SH       Sole                   61,800